CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net (Loss)/Income	$ (6,675,000)	$ 7,572,000
Adjustments to reconcile net (loss)/income to net cash (Used in) provided by operating activities:
Depreciation expense	2,813,000	858,000
Amortization expense	10,402,000	643,000
Amortization of debt issuance costs	866,000	177,000
Stock compensation expense	1,341,000	0
Change in fair value of warrant liabilities	(20,757,000)	0
Gain on fair value change of contingent earnout shares liability	(5,794,000)	0
(Gain) loss on extinguishment of debt	(1,630,000)	451,000
Other Non-cash, net	331,000	0
Changes in operating assets and liabilities:
Accounts receivable	(3,836,000)	(4,208,000)
Inventory	(85,000)	(5,000)
Prepaid expenses	(768,000)	6,000
Risk settlements due from/due to providers	(459,000)	248,000
Due to/from related parties	235,000	(146,000)
Other assets	(1,501,000)	12,000
Accounts payable	(984,000)	(686,000)
Accrued expenses	1,216,000	394,000
Other liabilities	1,574,000	0
Accrued interest	(145,000)	0
Net Cash (Used In)/Provided by Operating Activities	(23,856,000)	5,316,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(3,990,000)	(2,151,000)
Acquisition of businesses	(309,707,000)	(2,566,000)
Acquisition of intangible assets	(2,882,000)	0
Asset purchase agreement holdback payment	0	(329,000)
Purchase of noncontrolling interest ownership	0	(1,897,000)
Net Cash Used in Investing Activities	(316,579,000)	(6,942,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings under revolving loan commitment	0	4,075,000
Loan from Paycheck Protection Program	0	2,164,000
Proceeds from issuance of Class A common stock	415,000,000	0
Issuance costs of Class A common stock	(12,471,000)	0
Reverse recapitalization	(108,435,000)	0
Proceeds from borrowings on long-term debt and credit facilities	125,000,000	0
Principal payments on long-term debt	(27,711,000)	(425,000)
Payment of deferred financing costs	(7,478,000)	0
Payment of debt prepayment penalties	(487,000)	0
Distributions to members	0	(3,691,000)
Net Cash Provided by Financing Activities	383,418,000	2,123,000
NET INCREASE IN CASH	42,983,000	497,000
Cash - Beginning of Period	4,934,000	4,438,000
CASH - END OF PERIOD	47,917,000	4,934,000
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Equity consideration issued in acquisitions	188,678,000	0
Contingent consideration issued in business combination	38,348,000	0
Purchase of non-controlling interest through accounts payable	0	203,000
Payroll Protection Program loan forgiveness	2,164,000	0
Equity/Warrant consideration issued under the Advisory Agreement	14,533,000	0
SUPPLEMENTAL DISCLOSURES OF CASH ACTIVITIES:
Cash paid for interest	4,423,000	1,251,000
Acquisition of business financed through deferred consideration	0	450,000
Purchase of property and equipment through long-term debt	0	50,000
Debt issuance and interest costs paid through long-term debt	0	399,000
Extinguishment of long-term debt through new debt proceeds	0	2,500,000
Acquisition of business financed through long-term debt	$ 0	$ 6,051,000